10 ACQUISITION OF SWISS POST IRELAND: Schedule of Consideration Payable - Swiss Post Ireland (Details)	11 Months Ended
Dec. 31, 2015 USD ($)
Details
Consideration Payable, start of period	$ 629,771
Accretion expense	190,000
Foreign exchange fluctuation	(84,265)
Consideration Payable, end of period	$ 735,506